Condensed Consolidated Statements of Cash Flows (Q1) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash Flow from Operating Activities:
Net and comprehensive loss available to common stockholders	$ (9,488)	$ (2,776)
Adjustments to reconcile net and comprehensive loss to net cash used in operating activities :
Shares and warrants issued to third parties for services	2,792	0
Depreciation and amortization	457	4
Amortization of debt issuance costs and discounts	1,090	0
Share-based compensation	2,484	206
Lease expenses	(4)	8
Change in fair value of warrant derivative liability	(1,379)	0
Payment in kind (PIK) interest expense on notes payable	459	0
Contract termination costs	649	0
Changes in operating assets and liabilities, net of effects of business acquisition:
Accounts receivable, net	(297)	63
Inventories, net	1,818	233
Prepaid expenses and other current assets	(423)	148
Other assets	428	(26)
(Decrease) increase in current liabilities
Accounts payable	177	445
Accrued liabilities	(151)	233
Deferred revenue	19	118
Other	210	(24)
Cash Used in Operating Activities	(1,159)	(1,368)
Cash Flow from Investing Activities
Acquisition of property and equipment, net	(8)	0
Cash Used in Investing Activities	(8)	0
Cash Flow from Financing Activities
Proceeds from shares issued pursuant to private placement, net	0	150
Proceeds from revolving line of credit	500	0
Payment of cash advance, net	0	(906)
Cash Provided by (Used in) Financing Activities	500	(756)
Net Increase (Decrease) in Cash and cash equivalents and Restricted cash	(667)	(2,124)
Total Cash and cash equivalents, Beginning of Period	2,534	3,946
Total Cash and cash equivalents and Restricted cash, End of Period	1,867	$ 1,822
Supplemental Cash Flow Information
Right-of-use assets recorded upon adoption of ASC 842	421
Operating lease liability recorded upon adoption of ASC 842	(429)
Noncash acquisition of right-of-use assets for leases entered into during period	607
Noncash acquisition of operating lease liability for leases entered into during the period	$ (594)